Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions
Schedule of Related Party Costs and Expenses

Net income (expense) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2020 and 2019 are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2020	2019	2020	2019
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$105	—	$4,883	—
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (2)	1,703	1,736	3,406	3,479
Operating expenses from other related parties (3)	66	—	229	—
General and administrative expenses:
Administration fee from KNOT Management (4)	244	314	474	648
Administration fee from KOAS (4)	165	174	323	345
Administration fee from KOAS UK (4)	31	30	61	60
Administration and management fee from KNOT (5)	40	42	85	85
Total income (expense)	$(2,144)	$(2,296)	$305	$(4,617)

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (6)	$47	$—
Total	$47	$—
(1)	Time charter income from KNOT: On December 17, 2018, the Partnership's subsidiary that owns the Windsor Knutsen and Royal Dutch Shell ("Shell") agreed to suspend the vessel's time charter contract. The suspension period commenced March 4, 2019 and ended April 5, 2020, when the vessel was redelivered to Shell. During the suspension period, the Windsor Knutsen has been operating under a time charter contract with Knutsen Shuttle Tankers Pool AS on the same terms as the existing time charter contract with Shell.
(2)	Technical and operational management fee from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(3)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by Trygve Seglem and by other shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to East European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per East European crew onboard the vessel. AS Marin Elektro, a company that delivers electro installations on ships, offshore installations and thermophotgraphy. Marine Elektro is owned by Level Group AS, where Trygve Seglem and family together with members of the Group Management have significant influence. The transactions relates to drydocking and MSB service and thermophoto/IR inspections.
(4)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(5)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(6)	Drydocking supervision fee from KNOT and KOAS : KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

Schedule of amounts due from and due to related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due from KOAS	$372	$687
Trading balances due from KNOT and affiliates	1,356	2,000
Amount due from related parties	$1,728	$2,687
Trading balances due to KOAS	$(907)	$(840)
Trading balances due to KNOT and affiliates	(343)	(372)
Amount due to related parties	$(1,250)	$(1,212)

Schedule of other current asset balances from related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due from KNOT and affiliates	$353	$105
Trading balances due from KOAS	674	—
Other current assets from related parties	$1,027	$105

Schedule of Trade Accounts Payable to Related Parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due to KOAS	$290	$216
Trading balances due to KNOT and affiliates	732	685
Trade accounts payables to related parties	$1,022	$901